Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders’ Equity (Deficit) [Abstract]
Schedule of Fair Value Option Granted	For the year ended December 31, 2023, the fair value of each option granted was estimated using the assumption and/or factors in the Black-Scholes Model as follows:

Exercise price	$5.01
Expected dividend yield	0%
Risk free interest rate	4.49%
Expected life in years	10
Expected volatility	164%
For the year ended December 31, 2023, the fair value of each option granted was estimated using the assumption and/or factors in the Black-Scholes Model as follows:

Exercise price	$0.02
Expected dividend yield	0%
Risk free interest rate	3.95%
Expected life in years	10
Expected volatility	194%
For the year ended December 31, 2023, the fair value of each warrant granted was estimated using the assumption and/or factors in the Black-Scholes Model as follows:

Exercise price	$300-2,300
Expected dividend yield	0%
Risk free interest rate	1.13%-3.47%
Expected life in years	5-5.50
Expected volatility	147-165%
For the year ended December 31, 2022, the fair value of each warrant granted was estimated using the assumption and/or factors in the Black-Scholes Model as follows:

Exercise price	$7.50-20.00
Expected dividend yield	0%
Risk free interest rate	2.55%-3.47%
Expected life in years	5.00-5.50
Expected volatility	147%-165%

Schedule of Analysis of the Stock Option Grant Activity under the Plan	The following is an analysis of the stock option grant activity under the Plan:
Vested and Nonvested Stock Options	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2022	1,127	$6,802.93	5.74
Granted	44,445	5.01	9.86
Exercised	-	-	-
Expired or forfeited	-	-	-
Outstanding December 31, 2023	45,572	$173.12	9.74
Vested and Nonvested Stock Options	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2022	-	$-	-
Granted	13,320,000	0.02	9.97
Exercised	-	-	-
Expired or forfeited	-	-	-
Outstanding December 31, 2023	13,320,000	$0.02	9.97

A summary of warrant issuances are as follows:
Vested and Nonvested Warrants	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding December 31, 2022	127,281	$514.97	4.54
Granted	5,975,936	3.92	2.72
Exercised	(1,055,374)	0.24	-
Expired or forfeited	(393)	8,249.36	-
Outstanding December 31, 2023	5,047,450	$14.11	2.73

Schedule of Nonvested Stock Options, Warrants and Restricted Stock Units
Nonvested Stock Options	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2022	55	$3,840
Granted	44,445	5.01
Vested	(44,500)	9.75
Forfeited	-	-
Nonvested on December 31, 2023	-	$-
Nonvested Stock Options	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2022	-	$-
Granted	13,320,000	0.02
Vested	(9,320,000)	0.02
Forfeited	-	-
Nonvested on December 31, 2023	4,000,000	$0.02
Nonvested Warrants	Number	Weighted- Average Exercise Price
Nonvested on December 31, 2022	2,500	$300.00
Granted	5,975,936	3.92
Vested	(5,978,436)	4.04
Forfeited	-	-
Nonvested on December 31, 2023	-	$-
Nonvested RSUs	Number	Weighted Average Price
Nonvested December 31, 2022	187	$1,856,21
Granted	-	-
Vested	(170)	2,714.15
Forfeited	(35)	1,345.77
Rounding for Reverse Split	18	-
Nonvested December 31, 2023	-	$-